Document and Entity Information - USD ($)		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Jun. 30, 2018
Registrant Name		1st Franklin Financial Corporation
Registrant CIK		0000038723
SEC Form		10-K
Period End date		Dec. 31, 2018
Fiscal Year End		--12-31
Trading Symbol		ffc
Public Float			$ 0
Filer Category		Non-accelerated Filer
Current with reporting		Yes
Voluntary filer		No
Well-known Seasoned Issuer		No
Shell Company		false
Small Business		true
Emerging Growth Company		false
Amendment Flag		false
Document Fiscal Year Focus		2018
Document Fiscal Period Focus		FY
Entity File Number		2-27985
Entity Incorporation, State Country Name		Georgia
Entity Tax Identification Number		580521233
Entity Address, Address Line One		135 East Tugalo Street
Entity Address, Address Line Two		Post Office Box 880
Entity Address, City or Town		Toccoa
Entity Address, State or Province		Georgia
Entity Address, Postal Zip Code		30577
Entity Address, Address Description		Address of principal executive offices
Phone Fax Number Description		Registrant's telephone number, including area code
City Area Code		706
Local Phone Number		886-7571
Voting Common Stock
Number of common stock shares outstanding	1,700	1,700
Entity Listing, Par Value Per Share	$ 100
Nonvoting Common Stock
Number of common stock shares outstanding	168,300	168,300
Entity Listing, Par Value Per Share	$ 0